Gains and losses on disposal and main changes in scope of consolidation - Acquisitions - Depreciation (Details)					1 Months Ended
	Jul. 19, 2016	Jun. 22, 2016	Apr. 20, 2016	Apr. 05, 2016	Aug. 31, 2015	Jul. 31, 2015
Customer-related intangible assets [member] | Cellcom Telecommunications Inc in Liberia [member]
Disclosure of detailed information about business combination [line items]
Period over which intangible assets are depreciated (in years)				P5Y
Customer-related intangible assets [member] | Airtel in Burkina Faso [member]
Disclosure of detailed information about business combination [line items]
Period over which intangible assets are depreciated (in years)		P4Y
Customer-related intangible assets [member] | Airtel in Sierra Leone [member]
Disclosure of detailed information about business combination [line items]
Period over which intangible assets are depreciated (in years)	P4Y
Customer-related intangible assets [member] | Jazztel Plc [member]
Disclosure of detailed information about business combination [line items]
Period over which intangible assets are depreciated (in years)					P7Y6M
Brand names [member] | Cellcom Telecommunications Inc in Liberia [member]
Disclosure of detailed information about business combination [line items]
Period over which intangible assets are depreciated (in years)				P15Y
Brand names [member] | Oasis SA in the Democratic Republic of the Congo [member]
Disclosure of detailed information about business combination [line items]
Period over which intangible assets are depreciated (in years)			P1Y
Brand names [member] | Airtel in Burkina Faso [member]
Disclosure of detailed information about business combination [line items]
Period over which intangible assets are depreciated (in years)		P1Y
Brand names [member] | Airtel in Sierra Leone [member]
Disclosure of detailed information about business combination [line items]
Period over which intangible assets are depreciated (in years)	P1Y
Brand names [member] | Jazztel Plc [member]
Disclosure of detailed information about business combination [line items]
Period over which intangible assets are depreciated (in years)					P15Y
Brand names [member] | Medi Telecom [member]
Disclosure of detailed information about business combination [line items]
Period over which intangible assets are depreciated (in years)						P1Y6M
Bottom of range [member] | Customer-related intangible assets [member] | Medi Telecom [member]
Disclosure of detailed information about business combination [line items]
Period over which intangible assets are depreciated (in years)						P5Y
Bottom of range [member] | Licences [member] | Medi Telecom [member]
Disclosure of detailed information about business combination [line items]
Period over which intangible assets are depreciated (in years)						P17Y
Top of range [member] | Customer-related intangible assets [member] | Medi Telecom [member]
Disclosure of detailed information about business combination [line items]
Period over which intangible assets are depreciated (in years)						P8Y
Top of range [member] | Licences [member] | Medi Telecom [member]
Disclosure of detailed information about business combination [line items]
Period over which intangible assets are depreciated (in years)						P21Y